TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 228,514	$ 183,296
Other payables:
Contract liabilities	11,546	8,366
Wages, salaries and related expenses	21,003	13,319
Provision for vacation	1,934	1,922
Institutions	864	1,603
Interest to pay	77	1,757
Pledged deposits	296	284
Others	2,806	1,847
Total other payables	$ 38,526	$ 29,098